Summary of Significant Accounting Policies - Other (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Jan. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2020	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Aug. 26, 2022	Jan. 02, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Accumulated amortization of goodwill		$ 76,883			$ 76,883		$ 76,883		$ 76,883			$ 6,600
Goodwill		116,090			113,999		97,053		97,053	$ 0		$ 14,616
Decrease in accumulated deficit		(332,383)			(328,042)	[1]	(251,725)	[1]
Goodwill impairment charges					0				76,883
Loss before income taxes		(8,685)	$ (6,289)		(55,350)		(24,676)		(146,410)
Net loss		(4,341)	(4,876)		(55,185)		(21,947)		(129,171)
Practical expedients election	true
Right-of-use operating lease assets		16,115			11,090
Lease liabilities recognized		16,459			11,256
Inventory write-offs									$ 5,432
Impairment losses on property, plant and equipment					0		0
Intangible assets, net		128,992			130,886		125,914			$ 0
Impairment losses on intangible assets					0		0
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]									Asset Impairment Charges
Advertising expenses					3,600		2,900		$ 2,700
Pre-tax restructuring charges									13,900
Lease termination expenses									5,600
Employee termination costs									8,300
Restructuring costs							2,000
Restructuring liabilities outstanding					0		0
Loss on disposal of property, plant and equipment related to S&D Direct Store Delivery business									5,800
Unrealized gain (loss) on derivative instruments		2,240	(4,860)		(18,114)		8,178		3,581
Gains/Losses related to changes in fair value of warrant liabilities		(5,529)			29,675
Green coffee associated with forward contracts
Summary of Significant Accounting Policies
Unrealized gain (loss) on derivative instruments		$ 2,300	$ (5,800)		(12,300)		8,400		(2,000)
Selling, general and administrative expenses
Summary of Significant Accounting Policies
Shipping and handling costs					$ 22,100		$ 19,900		15,900
Beverage Solutions
Summary of Significant Accounting Policies
Goodwill impairment charges				$ 76,900
Equipment acquired under S&D acquisition
Summary of Significant Accounting Policies
Non cash impairment losses on intangible assets									5,200
ASC 350-20 | Revision of Prior Period, Adjustment | Amortization and Impairment Test for Goodwill
Summary of Significant Accounting Policies
Goodwill											$ 6,600
Decrease in accumulated deficit											$ 6,600
Goodwill impairment charges									76,900
Loss before income taxes									(62,200)
Net loss									(63,200)
ASC 350-20 | Revision of Prior Period, Adjustment | Amortization and Impairment Test for Goodwill | Selling, general and administrative expenses
Summary of Significant Accounting Policies
Reversal of Goodwill amortization									$ 14,600
ASU 2016-02 | Adjustment
Summary of Significant Accounting Policies
Right-of-use operating lease assets	$ 13,000
Lease liabilities recognized	$ 13,000
Westrock Coffee Company, LLC. | Falcon Coffees Limited
Summary of Significant Accounting Policies
Percentage of ownership interest		85.00%			85.00%

[1]	Retroactively adjusted for de-SPAC merger transaction as described in Note 4.